Other current liabilities	12 Months Ended
Dec. 31, 2017
Other current liabilities
Other current liabilities

22. Other current liabilities

The other current liabilities consist of grant income and other accruals.

	As at December 31,
Thousands of euros	2017	2016	2015
Accrued charges	13,100	3,277	4,711
Deferred income	1,320	394	233

Total	14,420	3,671	4,944